Bank loans: Syndicated loan (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Apr. 30, 2022 COP ($)	Apr. 30, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Jun. 01, 2015 COP ($)	Jun. 01, 2015 MXN ($)
Bank loans:
Borrowings	$ 440,000,000	$ 1,869,996			$ 578,144	$ 440,000,000	$ 2,897,404
Prepaid Loan	149,999,914		$ 149,999,914	$ 794,510
Bancolombia
Bank loans:
Borrowings	150,000,000
Prepaid Loan	51,136,744
CorpBanca Columbia
Bank loans:
Borrowings	102,000,000
Prepaid Loan	34,772,986
Banco Davivienda
Bank loans:
Borrowings	90,000,000
Prepaid Loan	30,682,039
Banco de Bogota
Bank loans:
Borrowings	37,000,000
Prepaid Loan	12,613,358
Banco de Occidente
Bank loans:
Borrowings	37,000,000
Prepaid Loan	12,613,366
Banco Popular
Bank loans:
Borrowings	8,000,000
Prepaid Loan	2,726,835
Banco AV Villas
Bank loans:
Borrowings	8,000,000
Prepaid Loan	2,727,293
Servicios Financieros
Bank loans:
Borrowings	8,000,000
Prepaid Loan	$ 2,727,293